Statutory Reserves and Restricted Net Assets - Schedule of PRC Subsidiaries (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PRC entities
Total restricted net assets	$ 247,700,566	$ 230,979,534
Paid-in capital [Member]
PRC entities
Total restricted net assets	101,788,546	82,393,866
Additional Paid-in Capital [Member]
PRC entities
Total restricted net assets	135,785,296	137,736,852
Statutory Reserves [Member]
PRC entities
Total restricted net assets	$ 10,126,724	$ 10,848,816